Retirement Benefit Obligations - Summary of Changes in Fair Value of Investments Reflected as Level 3 Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	$ 933	$ 1,051
Actual return on plan assets:
Fair value of plan assets, end of the year	886	933
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning of the year	6	7
Actual return on plan assets:
Actual return on plan assets, Relating to assets still held at end of period	1	(1)
Actual return on plan assets, Relating to assets sold during the period	0	0
Purchases, sales, settlements and issuances	(1)	0
Transfers in and out of Level 3	0	0
Fair value of plan assets, end of the year	$ 6	$ 6